Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.5%
Aerospace & Defense – 6.7%
BAE Systems PLC	1,450,152	$40,177,536
Rheinmetall AG	5,635	13,115,829
		53,293,365
Airlines – 1.2%
Ryanair Holdings PLC	336,784	9,851,268
Banks – 15.7%
Banco Bilbao Vizcaya Argentaria SA	1,456,299	28,013,469
Erste Group Bank AG	269,519	26,343,636
HDFC Bank Ltd	2,287,362	24,508,062
Natwest Group PLC	1,424,048	9,994,036
Resona Holdings Inc	2,726,700	27,760,524
UniCredit SpA	108,657	8,248,598
		124,868,325
Beverages – 4.6%
Davide Campari-Milano NV#	2,320,092	14,615,529
Heineken NV	284,060	22,182,514
		36,798,043
Biotechnology – 3.3%
Argenx SE (ADR)*	18,864	13,913,332
Ascendis Pharma A/S (ADR)*	45,580	9,061,760
Zai Lab Ltd*,#	701,630	2,395,193
Zai Lab Ltd (ADR)*,#	17,296	586,161
		25,956,446
Capital Markets – 0.9%
St James's Place PLC	420,795	7,195,566
Chemicals – 2.5%
Shin-Etsu Chemical Co Ltd	384,800	12,592,951
Taiyo Nippon Sanso Corp	200,400	7,101,901
		19,694,852
Commercial Services & Supplies – 1.9%
Rentokil Initial PLC	2,937,973	14,844,080
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG	698,205	23,785,213
Electrical Equipment – 1.4%
Contemporary Amperex Technology Co Ltd - Class A	204,641	11,557,741
Electronic Equipment, Instruments & Components – 2.8%
Hexagon AB - Class B	1,888,661	22,666,541
Entertainment – 5.1%
Liberty Media Corp-Liberty Formula One - Series C*	205,661	21,481,291
Spotify Technology SA*	28,055	19,582,390
		41,063,681
Hotels, Restaurants & Leisure – 0.9%
Trip.com Group Ltd	48,034	3,641,547
Trip.com Group Ltd (ADR)	48,634	3,657,277
		7,298,824
Information Technology Services – 1.6%
Fujitsu Ltd	547,100	12,864,907
Insurance – 7.8%
AIA Group Ltd	2,547,400	24,418,221
Aon PLC - Class A	41,430	14,773,110
Dai-ichi Life Holdings Inc	2,872,000	22,595,912
		61,787,243
Interactive Media & Services – 3.0%
Tencent Holdings Ltd	281,200	23,957,826
Machinery – 1.6%
Alstom SA*	485,698	12,760,964
Metals & Mining – 3.1%
Teck Resources Ltd	562,779	24,691,094
Multiline Retail – 1.5%
MercadoLibre Inc*	5,166	12,072,632
Oil, Gas & Consumable Fuels – 3.6%
Canadian Natural Resources Ltd	529,251	16,914,862
TotalEnergies SE	187,007	11,409,902
		28,324,764

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Personal Products – 2.4%
Unilever PLC	326,238	$19,281,774
Pharmaceuticals – 4.9%
AstraZeneca PLC	132,966	20,307,990
Sanofi	199,213	18,828,076
		39,136,066
Professional Services – 0.9%
Recruit Holdings Co Ltd	128,300	6,884,519
Semiconductor & Semiconductor Equipment – 10.6%
ASML Holding NV	27,828	27,127,813
Taiwan Semiconductor Manufacturing Co Ltd	1,325,000	57,662,187
		84,790,000
Software – 1.7%
SAP SE	51,343	13,762,884
Specialty Retail – 1.2%
Industria de Diseno Textil SA	170,810	9,435,405
Textiles, Apparel & Luxury Goods – 3.6%
LVMH Moet Hennessy Louis Vuitton SE	22,956	14,044,631
Samsonite International SAž	6,779,577	14,535,639
		28,580,270
Total Common Stocks (cost $525,440,338)		777,204,293
Investment Companies – 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $22,898,126)	22,893,547	22,898,126
Investments Purchased with Cash Collateral from Securities Lending – 1.3%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	8,280,761	8,280,761
Time Deposits – 0.3%
Royal Bank of Canada, 4.0800%, 10/1/25	$2,070,190	2,070,190
Total Investments Purchased with Cash Collateral from Securities Lending (cost $10,350,951)		10,350,951
Total Investments (total cost $558,689,415) – 101.7%		810,453,370
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(13,930,069)
Net Assets – 100%		$796,523,301

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$111,800,982	13.8%
Japan	89,800,714	11.1
United States	69,503,478	8.6
Taiwan	57,662,187	7.1
France	57,043,573	7.0
Germany	50,663,926	6.3
Netherlands	49,310,327	6.1
China	45,795,745	5.7
Sweden	42,248,931	5.2
Canada	41,605,956	5.1
Hong Kong	38,953,860	4.8
Spain	37,448,874	4.6
Austria	26,343,636	3.3
India	24,508,062	3.0
Italy	22,864,127	2.8
Belgium	13,913,332	1.7
Argentina	12,072,632	1.5
Ireland	9,851,268	1.2
Denmark	9,061,760	1.1
Total	$810,453,370	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$10,762,207	$161,710,231	$(149,574,362)	$50	$-	$22,898,126	22,893,547	$522,336
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	1,025,996	74,984,835	(67,730,070)	-	-	8,280,761	8,280,761	14,356 ∆
Total Affiliated Investments - 3.9%
	$11,788,203	$236,695,066	$(217,304,432)	$50	$-	$31,178,887	31,174,308	$536,692

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Total return swaps:
Average notional amount	$2,956,151

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $14,535,639, which represents 1.8% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$23,561,253	$2,395,193	$-
Entertainment	41,063,681	-	-
Hotels, Restaurants & Leisure	3,657,277	3,641,547	-
Insurance	14,773,110	47,014,133	-
Metals & Mining	24,691,094	-	-
Multiline Retail	12,072,632	-	-
Oil, Gas & Consumable Fuels	16,914,862	11,409,902	-
All Other	-	576,009,609	-
Investment Companies	-	22,898,126	-
Investments Purchased with Cash Collateral from Securities Lending	-	10,350,951	-
Total Assets	$136,733,909	$673,719,461	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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